UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Intermediate Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, covering the six-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth accelerated. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Thomas Casey and Christine Todd, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 1.62%.1 The Barclays 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.71% for the same period.2

Municipal bonds rallied over the reporting period in a constructive environment of moderating long-term interest rates and favorable supply-and-demand dynamics, but the positive impact of these influences was more pronounced among long-term securities.The fund produced a return that was roughly in line with its benchmark, as strong results from revenue-backed bonds and our interest rate strategies were balanced by shortfalls among higher quality securities.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”).The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track as U.S. GDP rebounded at a robust 4.6% annualized rate during the second quarter of the year and an estimated 3.9% for the third quarter.While accelerating economic growth typically sends inflation and interest rates higher, muted inflation and favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well. Intermediate-term municipal bonds also benefited from the rally, but to a lesser extent than their longer term counterparts.

The economic rebound resulted in better underlying credit conditions for most states and municipalities. Tax revenues generally increased and spending remained disciplined, enabling many state and local governments to replenish reserves and achieve balanced budgets.

Fund Strategies Produced Mixed Results

Although the fund participated nearly fully in the municipal bond market’s rally, its relative performance was tempered to a degree when its higher quality, lower yielding holdings—including bonds backed by water-and-sewer facilities, special tax districts, and education facilities—lagged higher yielding municipal debt securities.

The fund achieved better results from underweighted exposure to AAA-rated securities and a commensurate emphasis on BBB-rated bonds. Lower rated bonds backed by revenues from hospitals, airports and the states’ settlement of litigation with U.S. tobacco companies proved especially beneficial to the fund’s performance compared to its benchmark.

Our interest rate strategies also proved effective during the reporting period, as a relatively long average duration and a focus on intermediate falling long-term interest rates. Likewise, underweighted exposure to shorter maturity revenue bonds bolstered relative performance. We generally added to holdings with maturities in the 15- to 20-year range as the reporting period progressed.

Maintaining a Constructive Investment Posture

The U.S. economic recovery has gained momentum, but disappointing global growth has kept interest rates low. Meanwhile, fundamental and technical influences in the municipal bond market have remained strong in the recovering economy. Although the supply of newly issued municipal bonds recently began to increase, we expect any additional issuance to be absorbed by robust investor demand. Therefore, we have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated intermediate, high quality revenue bonds.

December 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

Expenses paid per $1,000†	$3.69
Ending value (after expenses)	$1,016.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

Expenses paid per $1,000†	$3.70
Ending value (after expenses)	$1,021.41

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—4.1%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,355,400
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	5,000,000	6,081,500
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	6,310,000	6,874,429
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	5,050,000	5,068,938
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/19	2,150,000	2,168,039
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000	7,166,015
Alaska—.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,424,452
Arizona—2.0%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/28	5,000,000	5,996,350
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,777,378
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	720,000	721,692
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000	5,355,180

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California—16.4%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,355,954
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/27	1,750,000		2,040,972
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,265,065
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,086,840
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,560,570
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,481,612
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		3,004,250
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,162,235
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	3,500,000	[b]	4,226,040
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,457,740
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,398,802
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,401,389
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,752,795

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works
Board, LR (Various
Capital Projects)	5.00	12/1/26	4,355,000		5,218,466
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,035,450
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	8,602,582
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,653,788
Los Angeles Department of
Airports, Subordinate
Revenue (Los Angeles
International Airport)	5.25	5/15/25	1,845,000		2,099,038
Los Angeles Harbor
Department, Revenue	5.00	8/1/19	1,425,000		1,651,760
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,877,700
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	3,849,400
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,798,200
San Diego Public Facilities
Financing Authority, Subordinated
Water Revenue (Payable Solely
from Subordinated Installment
Payments Secured by
Net System Revenues of the
Water Utility Fund)	5.00	8/1/28	2,000,000		2,350,320
San Diego Public Facilities
Financing Authority,
Water Revenue	5.00	8/1/24	7,560,000		8,886,100
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,818,700

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,197,689
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,210,000		1,202,486
Tuolumne Wind Project
Authority, Revenue
(Tuolumne Company Project)	5.00	1/1/22	2,000,000		2,270,380
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,805,425
University of California Regents,
General Revenue	5.00	5/15/24	5,000,000		6,081,900
Colorado—4.2%
City and County of Denver,
Airport System
Subordinate Revenue	5.50	11/15/26	15,640,000		18,699,966
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,225,187
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,799,690
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/25	5,000,000		5,868,000
Connecticut—2.1%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	1/1/30	7,130,000		8,261,317
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	9/1/32	5,500,000		6,472,730

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and
Educational Facilities
Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,158,820
Connecticut Health and
Educational Facilities
Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,158,820
District of Columbia—2.5%
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	1,650,000		1,796,735
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,891,225
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate
Lien Revenue	5.00	10/1/27	5,980,000		7,012,806
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/25	3,000,000		3,520,080
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,315,301
Florida—9.0%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000		2,549,467
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	8/1/15	1,260,000	[b]	1,301,278
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,228,340
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,053,149

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,459,600
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,339,025
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,891,750
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,152,750
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,417,420
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,393,438
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,483,460
Jacksonville Economic
Development Commission,
Health Care Facilities Revenue
(Florida Proton Therapy
Institute Project)	6.00	9/1/17	1,375,000	[c]	1,524,971
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,168,125
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/24	2,500,000		3,011,925
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,784,190

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/26	1,000,000		1,145,370
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,491,888
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,710,600
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,856,425
Orlando-Orange County
Expressway Authority,
Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	7/1/17	2,105,000		2,341,960
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000	[d]	900,060
Georgia—1.5%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,668,820
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,016,160
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,102,491
Hawaii—.9%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,827,460
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000		1,681,304
Illinois—8.4%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.50	1/1/26	3,300,000		3,823,215

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/18	4,250,000	4,754,475
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/23	3,530,000	4,115,133
Chicago,
Second Lien Wastewater
Transmission Revenue
Project Bonds	5.00	1/1/26	2,500,000	2,896,300
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,332,208
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,235,069
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,941,230
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/28	9,005,000	10,294,066
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,666,900
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,741,375
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	2,290,000	2,578,815
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.25	6/1/21	3,300,000	3,914,625
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	2,750,000	3,235,348

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	2,385,000	2,793,646
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,813,390
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,155,589
Indiana—2.2%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,567,496
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,989,250
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,050,480
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,781,157
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,382,520
Kentucky—1.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,880,375
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,596,948

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana—2.6%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,281,240
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	18,459,000
Maryland—.4%
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,645,305
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,378,620
Massachusetts—5.7%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,250,000	3,935,295
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	8,886,600
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,140,596
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,901,416
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,164,910
Massachusetts Development
Finance Agency,
Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,422,952
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,538,885

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,975,325
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	6,070,750
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,930,650
Michigan—2.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,886,005
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,492,622
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,355,520
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,115,680
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,783,100
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,828,525

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,715,250
Minnesota—.8%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,422,150
Western Minnesota
Municipal Power Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,223,570
Missouri—1.2%
Kansas City,
General Improvement
Airport Revenue	5.00	9/1/19	4,000,000	4,641,400
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	2,890,000	3,193,941
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue
(Iatan 2 Project)	5.00	1/1/32	1,550,000	1,781,074
Nevada—2.2%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,826,350
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,511,577
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,556,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,487,639
New Hampshire—.6%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.31	10/1/33	5,000,000	[e]	4,612,500
New Jersey—1.4%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)
(Prerefunded)	5.25	2/15/15	3,000,000	[b]	3,032,580
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		8,015,454
New Mexico—1.7%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,674,800
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.86	8/1/19	5,000,000	[e]	5,029,950
New York—6.3%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.84	9/1/15	3,000,000	[e]	3,045,060
New York City,
GO	5.00	8/1/20	2,655,000		3,137,520
New York City,
GO	5.00	3/1/25	3,300,000		3,970,989

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	8/1/25	3,510,000		4,142,291
New York City,
GO	5.00	8/1/28	5,000,000		5,768,300
New York City,
GO (Prerefunded)	5.00	4/1/15	5,000	[b]	5,083
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	[b]	10,167
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	[b]	53,884
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		5,053,099
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/20	3,035,000		3,405,027
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		5,177,876
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	400,000		427,276
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,500,000		2,916,300
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,766,245
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/32	5,000,000		5,834,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		785,060
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,734,390
North Carolina—1.7%
North Carolina, Capital
Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,644,160
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,425,168
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,272,338
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and
Light Company Project)
(Insured; AMBAC)	0.09	10/1/22	6,500,000	[e]	6,451,250
Ohio—.4%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,571,930
Pennsylvania—3.9%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,855,430
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	485,000		512,465

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000	7,606,639
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,229,009
Montgomery County Higher
Education and Health
Authority, HR (Abington
Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,645,119
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,447,880
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,068,164
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,080,000	1,135,069
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,288,737
South Carolina—1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,834,700
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/25	2,320,000	2,785,415
Texas—4.7%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,816,615
Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/27	5,000,000	6,050,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Harris County Metropolitan
Transit Authority, Sales and
Use Tax Revenue	5.00	11/1/27	2,500,000	2,940,250
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,257,955
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000	2,935,025
Love Field Airport
Modernization Corporation,
Special Facilities Revenue
(Southwest Airlines
Company—Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000	2,949,681
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000	3,446,100
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000	5,912,100
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,554,537
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	4,201,540
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,338,500
Virginia—.5%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and
Equipment Programs)	5.00	2/1/22	3,000,000	3,593,790
Washington—4.5%
Energy Northwest, Electric
Revenue (Columbia
Generating Station)	5.00	7/1/23	735,000	787,744

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Energy Northwest,
Electric Revenue (Columbia
Generating Station)
(Prerefunded)	5.00	7/1/16	4,265,000	[b]	4,577,710
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,812,625
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,879,643
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000		991,734
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000		3,402,278
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000		5,911,712
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		2,909,650
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000		6,151,388
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000		5,227,752
West Virginia—.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000		1,758,407
West Virginia Water Development
Authority, Infrastructure
Excess Lottery Revenue
(Chesapeake Bay/Greenbrier
River Projects)	5.00	7/1/34	2,610,000		3,024,546
Wisconsin—.3%
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue
(UnityPoint Health)	5.00	12/1/28	1,890,000		2,190,359
Total Long-Term
Municipal Investments
(cost $731,769,172)					783,350,946

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.0%	Rate (%)	Date	Amount ($)	Value ($)
Michigan;
University of Michigan Regents,
General Revenue
(cost $200,000)	0.02	12/1/14	200,000 [f]	200,000
Total Investments (cost $731,969,172)			98.7%	783,550,946
Cash and Receivables (Net)			1.3%	10,276,779
Net Assets			100.0%	793,827,725

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, this security was valued at $1,524,971 or .2% of net assets.
d Non-income producing—security in default.
e Variable rate security—interest rate subject to periodic change.
f Variable rate demand note—rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	21.7	Prerefunded	2.3
Education	14.1	Pollution Control	2.1
Utility-Water and Sewer	11.4	Housing	1.3
Special Tax	10.0	County	1.1
Utility-Electric	8.2	Industrial	1.1
Health Care	7.3	Resource Recovery	1.0
City	5.1	Asset-Backed	.2
State/Territory	2.9	Other	6.6
Lease	2.3		98.7

†	Based on net assets.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	731,969,172	783,550,946
Cash		1,445,576
Interest receivable		9,617,143
Receivable for shares of Common Stock subscribed		139,584
Prepaid expenses and other assets		47,969
		794,801,218
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		486,324
Payable for shares of Common Stock redeemed		410,462
Accrued expenses		76,707
		973,493
Net Assets ($)		793,827,725
Composition of Net Assets ($):
Paid-in capital		742,827,057
Accumulated undistributed investment income—net		254,356
Accumulated net realized gain (loss) on investments		(835,462)
Accumulated net unrealized appreciation
(depreciation) on investments		51,581,774
Net Assets ($)		793,827,725
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		56,689,038
Net Asset Value, offering and redemption price per share ($)		14.00

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	13,652,370
Expenses:
Management fee—Note 3(a)	2,393,812
Shareholder servicing costs—Note 3(b)	344,667
Professional fees	37,962
Custodian fees—Note 3(b)	28,807
Directors’ fees and expenses—Note 3(c)	24,101
Registration fees	19,277
Prospectus and shareholders’ reports	12,269
Loan commitment fees—Note 2	4,426
Miscellaneous	29,601
Total Expenses	2,894,922
Less—reduction in fees due to earnings credits—Note 3(b)	(183)
Net Expenses	2,894,739
Investment Income—Net	10,757,631
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,693,267)
Net unrealized appreciation (depreciation) on investments	4,110,331
Net Realized and Unrealized Gain (Loss) on Investments	2,417,064
Net Increase in Net Assets Resulting from Operations	13,174,695
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
Operations ($):
Investment income—net	10,757,631	23,974,227
Net realized gain (loss) on investments	(1,693,267)	4,239,311
Net unrealized appreciation
(depreciation) on investments	4,110,331	(8,872,526)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,174,695	19,341,012
Dividends to Shareholders from ($):
Investment income—net	(10,565,325)	(23,631,959)
Net realized gain on investments	—	(9,202,475)
Total Dividends	(10,565,325)	(32,834,434)
Capital Stock Transactions ($):
Net proceeds from shares sold	21,873,123	35,518,818
Dividends reinvested	8,364,931	26,371,198
Cost of shares redeemed	(42,339,973)	(198,836,543)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,101,919)	(136,946,527)
Total Increase (Decrease) in Net Assets	(9,492,549)	(150,439,949)
Net Assets ($):
Beginning of Period	803,320,274	953,760,223
End of Period	793,827,725	803,320,274
Undistributed investment income—net	254,356	62,050
Capital Share Transactions (Shares):
Shares sold	1,567,665	2,595,906
Shares issued for dividends reinvested	598,828	1,937,805
Shares redeemed	(3,036,196)	(14,561,136)
Net Increase (Decrease) in Shares Outstanding	(869,703)	(10,027,425)

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014				Year Ended May 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.96		14.11	14.23	13.53	13.52	13.06
Investment Operations:
Investment income—net[a]	.19		.40	.38	.44	.48	.49
Net realized and unrealized
gain (loss) on investments	.04		(.00)[b]	(.05)	.70	.00 [b]	.45
Total from Investment Operations	.23		.40	.33	1.14	.48	.94
Distributions:
Dividends from
investment income—net	(.19)		(.39)	(.38)	(.44)	(.47)	(.48)
Dividends from net realized
gain on investments	—		(.16)	(.07)	—	—	—
Total Distributions	(.19)		(.55)	(.45)	(.44)	(.47)	(.48)
Net asset value, end of period	14.00		13.96	14.11	14.23	13.53	13.52
Total Return (%)	1.62	[c]	2.99	2.28	8.53	3.65	7.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[d]	.73	.73	.76	.75	.75
Ratio of net expenses
to average net assets	.73	[d]	.73	.73	.76	.75	.75
Ratio of net investment income
to average net assets	2.70	[d]	2.90	2.65	3.17	3.53	3.68
Portfolio Turnover Rate	8.19	[c]	22.74	20.26	15.11	21.46	13.22
Net Assets, end of period
($ x 1,000)	793,828		803,320	953,760	945,529	858,152	862,443

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	782,650,886	900,060	783,550,946

†	See Statement of Investments for additional detailed categorizations.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 5/31/2014	900,180
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(120)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 11/30/2014	900,060
The amount of total gains (losses) for the
period included in earnings attributable to
the change in unrealized gains (losses)
relating to investments still held at 11/30/2014	(120)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was as follows: tax-exempt income $23,547,971, ordinary income $447,267 and long-term capital gains $8,839,196. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2014, the fund did not borrow under the Facilities.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2014, the fund was charged $192,478 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $101,730 for transfer agency services and $4,875 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $183.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $28,807 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended November 30, 2014, the fund was charged $3,671 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2014, the fund was charged $3,616 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $390,204, Shareholder Services Plan fees $31,000, custodian fees $25,009, Chief Compliance Officer fees $1,234 and transfer agency fees $38,877.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2014, amounted to $64,126,739 and $73,059,281, respectively.

At November 30, 2014, accumulated net unrealized appreciation on investments was $51,581,774, consisting of $53,870,824 gross unrealized appreciation and $2,289,050 gross unrealized depreciation.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the five-year period when the fund’s performance was at the Performance Group median and the ten-year period when the fund’s performance was below the Performance Group median.The Board also noted that the fund’s yield performance was at or above the Performance Group median and above the Performance Universe median for all of the one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group), the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (but within the range of those of the other funds in the Expense Group and Expense Universe).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

NOTES

For More Information

Ticker Symbol: DITEX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)